Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Consumer Staples - 50.5%(a)
Altria Group, Inc.	3,367	$208,552
Archer-Daniels-Midland Co.	4,144	224,522
Brown-Forman Corp. - Class B (b)	7,335	211,615
Bunge Global SA	2,673	213,198
Church & Dwight Co., Inc. (b)	2,036	190,916
Clorox Co.	1,599	200,770
Coca-Cola Co.	2,802	190,228
Colgate-Palmolive Co.	2,190	183,631
Conagra Brands, Inc.	9,018	164,669
Constellation Brands, Inc. - Class A	1,194	199,446
Costco Wholesale Corp.	203	190,747
Dollar General Corp.	1,810	189,869
Dollar Tree, Inc. (c)	2,142	243,224
Estee Lauder Cos., Inc. - Class A	2,888	269,566
General Mills, Inc. (b)	3,720	182,206
Hershey Co. (b)	1,202	223,728
Hormel Foods Corp.	6,522	183,203
J M Smucker Co.	2,105	225,951
Kellanova	2,475	197,579
Kenvue, Inc. (b)	9,232	197,934
Keurig Dr Pepper, Inc.	6,138	200,406
Kimberly-Clark Corp.	1,520	189,422
Kroger Co.	3,122	218,852
Lamb Weston Holdings, Inc.	3,618	206,479
McCormick & Co., Inc.	2,667	188,370
Molson Coors Beverage Co. - Class B (b)	3,902	190,105
Mondelez International, Inc. - Class A (b)	3,014	194,976
Monster Beverage Corp. (c)	3,222	189,293
PepsiCo, Inc.	1,554	214,328
Philip Morris International, Inc.	1,102	180,783
Procter & Gamble Co.	1,245	187,335
Sysco Corp. (b)	2,700	214,920
Target Corp. (b)	2,057	206,729
The Campbell's Co. (b)	6,048	193,052
The Kraft Heinz Co.	7,635	209,657
Tyson Foods, Inc. - Class A	3,644	190,581
Walgreens Boots Alliance, Inc.	17,786	207,029
Walmart, Inc.	2,108	206,542
		7,680,413

Health Care - 49.4%(a)
Abbott Laboratories	963	121,521
AbbVie, Inc.	680	128,534
Agilent Technologies, Inc.	1,087	124,798
Align Technology, Inc. (c)	702	90,565
Amgen, Inc.	447	131,910
Baxter International, Inc.	4,141	90,108
Becton Dickinson & Co.	754	134,400
Biogen, Inc. (c)	978	125,184
Bio-Techne Corp.	2,542	139,124
Boston Scientific Corp. (c)	1,309	137,340
Bristol-Myers Squibb Co.	2,592	112,260
Cardinal Health, Inc.	854	132,558
Cencora, Inc.	458	131,025
Centene Corp. (c)	2,353	61,343
Charles River Laboratories International, Inc. (c)	862	146,230
Cigna Group	420	112,300
Cooper Cos., Inc. (c)	1,821	128,726
CVS Health Corp.	1,980	122,958
Danaher Corp.	636	125,394
DaVita, Inc. (b)(c)	942	132,229
DexCom, Inc. (b)(c)	1,567	126,567
Edwards Lifesciences Corp. (c)	1,724	136,730
Elevance Health, Inc.	342	96,813
Eli Lilly & Co.	162	119,891
GE HealthCare Technologies, Inc. (b)	1,773	126,450
Gilead Sciences, Inc.	1,190	133,625
HCA Healthcare, Inc.	354	125,312
Henry Schein, Inc. (b)(c)	1,828	123,664
Hologic, Inc. (c)	2,015	134,642
Humana, Inc.	562	140,427
IDEXX Laboratories, Inc. (c)	249	133,043
Incyte Corp. (c)	1,890	141,542
Insulet Corp. (c)	432	124,589
Intuitive Surgical, Inc. (c)	250	120,272
IQVIA Holdings, Inc. (c)	819	152,219
Johnson & Johnson	838	138,052
Labcorp Holdings, Inc.	501	130,300
McKesson Corp.	183	126,918
Medtronic PLC	1,477	133,284
Merck & Co., Inc.	1,620	126,554
Mettler-Toledo International, Inc. (c)	110	135,705
Moderna, Inc. (c)	4,719	139,494
Molina Healthcare, Inc. (c)	441	69,621
Pfizer, Inc.	5,312	123,716
Quest Diagnostics, Inc.	736	123,214
Regeneron Pharmaceuticals, Inc.	252	137,456
ResMed, Inc.	518	140,865
Revvity, Inc.	1,354	119,017
Solventum Corp. (c)	1,748	124,737
STERIS PLC	540	122,305
Stryker Corp.	342	134,314
Thermo Fisher Scientific, Inc.	315	147,319
UnitedHealth Group, Inc.	423	105,564
Universal Health Services, Inc. - Class B	756	125,836
Vertex Pharmaceuticals, Inc. (c)	288	131,579
Viatris, Inc.	14,481	126,564
Waters Corp. (c)	377	108,863
West Pharmaceutical Services, Inc.	581	139,010
Zimmer Biomet Holdings, Inc. (b)	1,391	127,485
Zoetis, Inc.	783	114,154
		7,516,219
TOTAL COMMON STOCKS (Cost $15,632,834)		15,196,632

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.7%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58% (d)	2,542,859	2,542,859
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,542,859)		2,542,859

TOTAL INVESTMENTS - 116.6% (Cost $18,175,693)		17,739,491
Liabilities in Excess of Other Assets - (16.6)%		(2,528,932)
TOTAL NET ASSETS - 100.0%		$15,210,559
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $2,435,712.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$15,196,632	$–	$–	$15,196,632
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	2,542,859
Total Investments	$15,196,632	$–	$–	$17,739,491

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,542,859 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.